SEGMENTS	9 Months Ended
Sep. 30, 2013
SEGMENTS
SEGMENTS

13.   SEGMENTS

        The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company's chief operating decision maker in deciding how to allocate resources and in assessing performance. The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company has one business activity, and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single operating and reportable segment. The following table summarizes total revenue generated through sales personnel located in the respective locations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
North America	$43,415	$96,289	$60,580	$137,824
All Other Countries	1,237	10,300	5,914	17,215

Total revenue	$44,652	$106,589	$66,494	$155,039

        The following table summarizes total long-lived assets in the respective locations (in thousands):

	December 31,
			September 30, 2013
	2011	2012
			(unaudited)
North America	$4,736	$9,959	$19,888
All Other Countries	205	980	1,053

Total long-lived assets	$4,941	$10,939	$20,941

        As of December 31, 2011 and September 30, 2013 no single customer represented more than 10% of accounts receivable. As of December 31, 2012, one customer accounted for 10% of accounts receivable.